Schedule of Diluted Loss Per Share of Common Stock (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net loss	$ (400,232)	$ (414,045)
Common Class A [Member]
Basic and diluted loss per share – Class B	$ (0.03)	$ (0.05)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period	10,946,277	5,578,069
Common Class B [Member]
Basic and diluted loss per share – Class B	$ (0.03)	$ (0.05)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period	2,313,390	3,162,500